Taxation - Movements in deferred tax liabilities and assets (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits
Deferred tax (liability)/asset at start of year	£ (381)	£ (395)
Credit/(charge) to profit	53	96	£ (11)
Credit/(charge) to equity/other comprehensive income	(39)	(41)
Acquisitions	(13)	(27)
Exchange translation differences	(64)	(14)
Deferred tax (liability)/asset at end of year	(444)	(381)	(395)
Acquired intangible assets
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits
Deferred tax (liability)/asset at start of year	(694)	(710)
Credit/(charge) to profit	62	53
Acquisitions	(32)	(33)
Exchange translation differences	(71)	(4)
Deferred tax (liability)/asset at end of year	(735)	(694)	(710)
Other temporary differences liabilities
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits
Deferred tax (liability)/asset at start of year	(196)	(283)
Credit/(charge) to profit	20	86
Credit/(charge) to equity/other comprehensive income	(32)
Exchange translation differences	(23)	1
Deferred tax (liability)/asset at end of year	(231)	(196)	(283)
Capitalised development costs
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits
Deferred tax (liability)/asset at start of year	(161)
Deferred tax (liability)/asset at end of year	(165)	(161)
Pension surplus
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits
Deferred tax (liability)/asset at start of year	0
Deferred tax (liability)/asset at end of year	(32)	0
Acquired intangible assets
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits
Deferred tax (liability)/asset at start of year	157	174
Credit/(charge) to profit	(30)	(9)
Exchange translation differences	5	(8)
Deferred tax (liability)/asset at end of year	132	157	174
Tax losses carried forward
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits
Deferred tax (liability)/asset at start of year	107	99
Credit/(charge) to profit	(17)	4
Acquisitions	19	6
Exchange translation differences	9	(2)
Deferred tax (liability)/asset at end of year	118	107	99
Pension balances
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits
Deferred tax (liability)/asset at start of year	68	125
Credit/(charge) to profit	(10)	(8)
Credit/(charge) to equity/other comprehensive income	(10)	(48)
Exchange translation differences	1	(1)
Deferred tax (liability)/asset at end of year	49	68	125
Other temporary differences assets
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits
Deferred tax (liability)/asset at start of year	177	200
Credit/(charge) to profit	28	(30)
Credit/(charge) to equity/other comprehensive income	3	7
Exchange translation differences	15
Deferred tax (liability)/asset at end of year	223	177	£ 200
Accruals and provisions
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits
Deferred tax (liability)/asset at start of year	92
Deferred tax (liability)/asset at end of year	118	92
Share-based remuneration provision
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits
Deferred tax (liability)/asset at start of year	41
Deferred tax (liability)/asset at end of year	41	41
Intercompany interest
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits
Deferred tax (liability)/asset at start of year	13
Deferred tax (liability)/asset at end of year	£ 14	£ 13